Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents.
Schedule of cash and cash equivalents

	As at December 31
(in EUR 000)	2024	2023
Short term deposit	28,220	9,158
Current accounts	5,966	12,452
Total cash and cash equivalents	34,186	21,610